Annual Operating Expenses {- Fidelity Flex® Real Estate Fund} - 07.31 Fidelity Flex Real Estate Fund PRO-08 - Fidelity Flex® Real Estate Fund - Fidelity Flex Real Estate Fund-Default	Sep. 29, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a) The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.